ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2017
Accrued Expenses And Other Current Liabilities
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 5 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	June 30,	December 31,
	2017	2016
Accrued payroll and related costs	$15,961	$14,328
Accrued vacation	5,741	3,415
Accrual for minimum wage increase	3,510	3,581
Short term loan	1,140	-
Cash overdraft	909	1,109
Labor union contribution	972	1,564
Other	3,953	2,505
Total accrued expenses and other current liabilities	$32,186	$26,502

The cash overdraft balance above represents outstanding checks as of June 30, 2017 and December 31, 2016.